PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks
Australia 3.7%
Ingenia Communities Group, REIT	1,484,522	$4,888,945
National Storage REIT, REIT	7,320,567	12,047,740
Region Re Ltd., REIT	3,914,925	7,512,338
Scentre Group, REIT	4,853,399	10,530,945
Stockland, REIT	714,324	1,996,014
		36,975,982
Belgium 1.9%
Aedifica SA, REIT	96,965	8,508,878
Cofinimmo SA, REIT	20,820	1,893,768
Shurgard Self Storage SA	159,310	7,687,370
VGP NV	8,176	816,956
		18,906,972
Canada 2.9%
Boardwalk Real Estate Investment Trust, REIT	175,309	7,407,367
Chartwell Retirement Residences, UTS	737,049	5,434,182
InterRent Real Estate Investment Trust, REIT	902,185	9,770,761
RioCan Real Estate Investment Trust, REIT	375,386	6,511,524
		29,123,834
Finland 0.8%
Kojamo OYJ	513,714	7,887,884
France 0.7%
Klepierre SA, REIT*	288,869	7,331,594
Germany 0.5%
Vonovia SE	162,483	4,589,804
Hong Kong 5.2%
CK Asset Holdings Ltd.	873,933	5,587,500
Link REIT, REIT	1,934,627	15,485,465
Sun Hung Kai Properties Ltd.	1,330,648	18,870,762
Swire Properties Ltd.	1,823,504	5,125,065
Wharf Real Estate Investment Co. Ltd.	1,020,488	5,841,953
		50,910,745

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan 9.5%
GLP J-REIT, REIT	8,133	$9,202,987
Hoshino Resorts REIT, Inc., REIT	1,189	6,811,733
Invincible Investment Corp., REIT	19,262	8,214,690
Japan Hotel REIT Investment Corp., REIT	11,121	7,047,226
Japan Metropolitan Fund Investment Corp., REIT	2,199	1,700,013
Mitsubishi Estate Co. Ltd.	212,728	2,734,219
Mitsui Fudosan Co. Ltd.	1,193,629	22,372,975
Nippon Accommodations Fund, Inc., REIT	876	3,931,857
Nippon Building Fund, Inc., REIT	1,798	7,857,915
Nippon Prologis REIT, Inc., REIT	3,947	8,956,302
Nomura Real Estate Master Fund, Inc., REIT	6,395	7,478,729
Tokyu Fudosan Holdings Corp.	1,591,278	8,074,517
		94,383,163
Singapore 4.9%
CapitaLand Ascendas REIT, REIT	4,391,474	9,664,014
CapitaLand Ascott Trust, UTS	8,853,993	7,505,845
CapitaLand Integrated Commercial Trust, REIT	6,129,810	10,029,196
Capitaland Investment Ltd.	4,480,439	13,573,988
Frasers Logistics & Commercial Trust, REIT	2,011,456	1,936,016
Lendlease Global Commercial REIT, REIT	9,700,149	5,371,998
		48,081,057
Sweden 2.1%
Castellum AB	227,826	3,126,016
Catena AB	67,262	2,813,974
Fastighets AB Balder (Class B Stock)*	852,725	4,393,445
Pandox AB*	334,966	4,611,787
Sagax AB (Class B Stock)	242,395	6,029,575
		20,974,797
Switzerland 0.6%
PSP Swiss Property AG	17,666	2,202,310
Swiss Prime Site AG	39,280	3,500,175
		5,702,485
United Kingdom 4.6%
Big Yellow Group PLC, REIT	573,770	8,557,898
Grainger PLC	2,728,314	8,737,639
Great Portland Estates PLC, REIT	378,489	2,662,339
Land Securities Group PLC, REIT	602,514	5,278,512

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Segro PLC, REIT	1,227,431	$12,634,688
Tritax Big Box REIT PLC, REIT	2,326,599	4,482,820
UNITE Group PLC (The), REIT	234,518	2,889,060
		45,242,956
United States 62.4%
Agree Realty Corp., REIT	141,245	10,541,114
American Homes 4 Rent (Class A Stock), REIT	221,927	7,609,877
Americold Realty Trust, Inc., REIT	651,335	20,458,432
Apple Hospitality REIT, Inc., REIT	246,830	4,376,296
Brixmor Property Group, Inc., REIT	414,628	9,756,197
Camden Property Trust, REIT	130,715	16,105,395
Community Healthcare Trust, Inc., REIT	313,983	13,463,591
CubeSmart, REIT	104,815	4,799,479
Digital Realty Trust, Inc., REIT(a)	255,202	29,251,253
Equinix, Inc., REIT	57,481	42,428,451
Equity LifeStyle Properties, Inc., REIT	93,189	6,689,106
Equity Residential, REIT	471,399	30,004,546
Essential Properties Realty Trust, Inc., REIT	507,868	12,940,477
Extra Space Storage, Inc., REIT	42,326	6,680,313
Host Hotels & Resorts, Inc., REIT	978,566	18,445,969
Independence Realty Trust, Inc., REIT	521,812	9,825,720
Invitation Homes, Inc., REIT	114,147	3,709,777
Kimco Realty Corp., REIT	222,543	4,998,316
Kite Realty Group Trust, REIT	300,626	6,523,584
Life Storage, Inc., REIT	36,480	3,941,299
Medical Properties Trust, Inc., REIT(a)	518,115	6,709,589
Mid-America Apartment Communities, Inc., REIT	15,070	2,512,470
National Retail Properties, Inc., REIT	192,024	9,092,336
National Storage Affiliates Trust, REIT	126,873	5,176,418
NETSTREIT Corp., REIT	395,577	7,962,965
Omega Healthcare Investors, Inc., REIT	544,959	16,043,593
Prologis, Inc., REIT(a)	667,336	86,273,198
Public Storage, REIT	83,355	25,368,261
Realty Income Corp., REIT	291,067	19,743,075
Regency Centers Corp., REIT	146,731	9,776,687
Rexford Industrial Realty, Inc., REIT	290,016	18,407,316
SBA Communications Corp., REIT	41,266	12,277,873
Simon Property Group, Inc., REIT	97,625	12,540,907
Spirit Realty Capital, Inc., REIT	319,603	14,024,180
Sun Communities, Inc., REIT	127,277	19,964,670
UDR, Inc., REIT	497,230	21,177,026
Ventas, Inc., REIT(a)	211,669	10,966,571
Veris Residential, Inc., REIT*	417,416	7,221,297

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
VICI Properties, Inc., REIT	217,744	$7,442,490
Welltower, Inc., REIT(a)	567,779	42,606,136
		617,836,250

Total Long-Term Investments (cost $882,397,343)		987,947,523
Short-Term Investments 4.0%
Affiliated Mutual Fund 3.7%
PGIM Institutional Money Market Fund (cost $37,211,879; includes $36,925,444 of cash collateral for securities on loan)(b)(we)	37,239,760	37,232,312
Unaffiliated Fund 0.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $2,611,156)	2,611,156	2,611,156

Total Short-Term Investments (cost $39,823,035)		39,843,468

TOTAL INVESTMENTS 103.8% (cost $922,220,378)		1,027,790,991
Liabilities in excess of other assets (3.8)%		(38,029,850)

Net Assets 100.0%		$989,761,141

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,734,078; cash collateral of $36,925,444 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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